Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Sep. 30, 2021	Mar. 31, 2021
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,494.3	¥ 1,551.8
Interest rate contracts
Derivative [Line Items]
Notional amounts of derivatives	1,254.2	1,308.4
Foreign exchange contracts
Derivative [Line Items]
Notional amounts of derivatives	219.8	222.0
Equity contracts
Derivative [Line Items]
Notional amounts of derivatives	7.7	8.0
Commodity contracts
Derivative [Line Items]
Notional amounts of derivatives	0.1	0.1
Credit derivatives
Derivative [Line Items]
Notional amounts of derivatives	9.1	9.8
Other—net
Derivative [Line Items]
Notional amounts of derivatives	¥ 3.4	¥ 3.5